FINANCING RECEIVABLES - Impaired Loans (Details) - Total Lease Receivable and Loan Receivable Portfolio Segments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impaired client loan receivables
Recorded Investment	$ 269	$ 347
Related Allowance	250	320
Average Recorded Investment	312	505
Interest Income Recognized	0	0
Americas
Impaired client loan receivables
Recorded Investment	129	168
Related Allowance	128	161
Average Recorded Investment	158	160
Interest Income Recognized	0	0
EMEA
Impaired client loan receivables
Recorded Investment	57	20
Related Allowance	46	9
Average Recorded Investment	33	56
Interest Income Recognized	0	0
Asia Pacific
Impaired client loan receivables
Recorded Investment	83	159
Related Allowance	76	150
Average Recorded Investment	122	290
Interest Income Recognized	$ 0	$ 0